INVESTMENTS - Investments reconstruction costs (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Notes to Financial Statements
Beginning balance	$ 489,000	$ 163,000
Additions	359,000	326,000
Retirements, deletions
Depreciation
Ending Balance	$ 848,000	$ 489,000